TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
Schedule of Corporate Tax Rates
	Year ended December 31,
	2014	2013	2012

Luxemburg	29%	29%	29%
Switzerland	24%	24%	24%
United States	34%	34%	35%

Schedule of Deferred Tax Liabilities
	December 31,
	2014	2013
Deferred tax assets:
NOLs	$29,809	$32,891
Lease provision	1,567	1,769
Swap instrument	129	390
Mortgage loan	216	246
Reserves and allowances	92	-

Deferred tax assets	31,813	35,296

Deferred tax liabilities:
Land	(5,336)	(5,931)
Building	(10,667)	(12,016)
Other assets, net	(146)	(273)
Reserves and allowances	-	(67)

Deferred tax liabilities	(16,149)	(18,287)

Valuation allowance	(29,901)	(32,824)

Deferred tax liabilities, net	$(14,237)	$(15,815)

Schedule of Reconciliation between Theoretical Tax Expense and Actual Tax Expense
	Year ended December 31,
	2014	2013	2012

Income (loss) before taxes as reported	$6,947	$5,142	$5,698

Theoretical tax benefit computed at the statutory rate (25%, 25% and 26.5% for the years 2012, 2013 and 2014, respectively)	$1,841	$1,286	$1,424
Differences in tax rates on income deriving from foreign subsidiaries	14	(170)	(54)
Tax adjustments in respect of currency translation	170	(160)	(305)
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	(769)	223	324
Other non-deductible expenses	246	339	254

Income tax expense	$1,502	$1,518	$1,643

Schedule of Income (Loss) Before Taxes on Income
	Year ended December 31,
	2014	2013	2012

Domestic	$(1,000)	$328	$(810)
Foreign	7,947	4,814	6,508

	$6,947	$5,142	$5,698

Schedule of Components of Income Tax Expense
	Year ended December 31,
	2014	2013	2012

Current	$1,489	$1,397	$1,537
Deferred	13	121	106

	$1,502	$1,518	$1,643

Domestic	$-	$-	$-
Foreign	1,502	1,518	1,643

	$1,502	$1,518	$1,643